Intangible Assets	12 Months Ended
Dec. 31, 2019
Computer software [member]
Statement [LineItems]
Intangible Assets
Note 17: Computer Software
Computer software consists of the following:

	2019	2018
Cost:
Balance at January 1,	4,183	6,710
Additions:
Internally developed	388	674
Purchased	15	37
Acquisitions	82	25
Removed from service	(66)	(141)
Disposals of businesses	(144)	(3,096)
Translation and other, net	6	(26)
Balance at December 31,	4,464	4,183
Accumulated amortization:
Balance at January 1,	(3,275)	(5,252)
Current year amortization – continuing operations	(449)	(400)
Current year amortization – discontinued operations (1)	-	(30)
Removed from service	66	141
Disposals of businesses	94	2,246
Translation and other, net	-	20
Balance at December 31,	(3,564)	(3,275)

Carrying amount at December 31:	900	908
(1) Represents amortization expense through January 2018 when the Financial & Risk business was classified as a discontinued operation.
Fully amortized assets are retained in cost and accumulated amortization accounts until such assets are removed from service. Proceeds from disposals of computer software are netted against the related assets and the accumulated amortization and included within “Operating profit” in the consolidated income statement.

Other identifiable intangible assets [member]
Statement [LineItems]
Intangible Assets
Note 18: Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life

	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2017	2,646	247	6,353	797	1,584	11,627
Acquisitions	-	3	60	32	1	96
Removed from service	-	(5)	(16)	(3)	(13)	(37)
Disposals of businesses	-	(88)	(4,698)	(147)	(801)	(5,734)
Translation and other, net	-	(4)	(104)	(10)	(30)	(148)
December 31, 2018	2,646	153	1,595	669	741	5,804
Acquisitions	-	40	268	1	-	309
Disposals of businesses	-	(28)	(72)	(18)	-	(118)
Translation and other, net	-	1	19	(13)	5	12
December 31, 2019	2,646	166	1,810	639	746	6,007

Accumulated amortization:
December 31, 2017	-	(236)	(4,123)	(627)	(1,326)	(6,312)
Current year amortization - continuing operations	-	(2)	(61)	(21)	(25)	(109)
Current year amortization - discontinued operations (1)	-	-	(26)	(1)	(2)	(29)
Removed from service	-	5	16	3	13	37
Disposals of businesses	-	83	2,998	122	619	3,822
Translation and other, net	-	4	74	10	23	111
December 31, 2018	-	(146)	(1,122)	(514)	(698)	(2,480)
Current year amortization - continuing operations	-	(5)	(66)	(22)	(21)	(114)
Disposals of businesses	-	28	72	18	-	118
Translation and other, net	-	-	(9)	(2)	(2)	(13)
December 31, 2019	-	(123)	(1,125)	(520)	(721)	(2,489)
Carrying amount:
December 31, 2018	2,646	7	473	155	43	3,324
December 31, 2019	2,646	43	685	119	25	3,518
(1) Represents amortization expense through January 2018 when the Financial & Risk business was classified as a discontinued operation.
The carrying amount of the indefinite-lived trade names is comprised of the following:

•	Reuters trade name of $1,939 million at December 31, 2019 and 2018; and

•	West trade name of $707 million at December 31, 2019 and 2018.
Due to widespread brand recognition, long history and expected future use, these trade names have been assigned indefinite lives. For purposes of impairment testing, the West trade name was allocated to the Legal Professionals, Corporates and Global Print CGUs as it primarily benefits those CGUs. The Reuters trade name is considered a corporate asset, because it is used in the Company’s name, and therefore its carrying value was compared to the combined excess fair value of all the Company’s CGUs. The Company performed its annual test for impairment as of October 1, 2019. No impairment was recorded. See note 19.